Subscriptions, Withdrawals, And Distributions	12 Months Ended
Dec. 31, 2013
Subscriptions, Withdrawals, And Distributions [Abstract]
Subscriptions, Withdrawals, And Distributions

Note  6.Subscriptions, Withdrawals, and Distributions

Subscriptions are effective at the opening of business on the first day of trading of the next calendar month.  Class A Interests were issued through October 2011.  Class B Interests were issued for contributions received on or after November 1, 2011 and are identical to Class A Interests in all respects, except that Class A Interests of each Series were allocated items of expense related to events occurring on or prior to October 31, 2011.

Non-managing members may withdraw some or all of their interest in the Company as of the end of any calendar month upon five business days prior written notice. Withdrawals from any Series made prior to the end of the sixth full calendar month following a non-managing member’s initial investment in such Series are subject to a withdrawal charge, payable to the relevant Series, equal to one percent of the amount withdrawn, provided that such charge will not apply if the withdrawal results from a request to exchange Interests in one Series for Interests in another Series. The Managing Member may defer or suspend withdrawal rights under certain circumstances.

Distributions may be made at the discretion of the Managing Member.